Prepayments and other assets - Prepaid Investment Funds (Details) - CNY (¥) ¥ in Thousands		May 15, 2019	Dec. 31, 2019	Dec. 31, 2018
Investment Holdings [Line Items]
Deposits for investments	[1]		¥ 3,155	¥ 20,246
Certain Limited Partnerships
Investment Holdings [Line Items]
Deposits for investments			¥ 3,155	16,246
Guangxi Youju Technology Ltd. [Member]
Investment Holdings [Line Items]
Deposits for investments				¥ 4,000
Deposits for investments, refunded		¥ 4,000

[1]	The Group deposited investment funds of RMB16,246 and RMB3,155 for acquiring equity interests over certain limited partnerships as of December 31, 2018 and 2019, respectively. The Group had also deposited RMB4,000 for an investment to Guangxi Youju Technology Ltd (“Youju”) as of December 31, 2018 subject to fulfillment of certain closing conditions. On May 15, 2019, a supplemental agreement was entered to terminate the capital injection agreement of Youju and refunded RMB4,000 to the Group in June 2019.